Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 215.564.8000 www.stradley.com

August 22, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PFM Multi-Manager Series Trust

Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of PFM Multi-Manager Series Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Trust’s initial Registration Statement on Form N-1A, including the exhibits thereto. The Trust is a statutory trust organized under the laws of the State of Delaware. The Trust will operate as an open-end, management investment company, and initially intends to issue three series of shares: PFM Multi-Manager Domestic Equity Fund, PFM Multi-Manager International Equity Fund, and PFM Multi-Manager Fixed-Income Fund.

Prior to this filing, the Trust transmitted for filing with the Securities and Exchange Commission under the 1940 Act the Trust’s Notification of Registration on Form N-8A.

Please do not hesitate to call me at (215) 564-8099, or my colleague Jamie Gershkow at (215) 564-8543, if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,

/s/ Jonathan M. Kopcsik, Esq.

Jonathan M. Kopcsik, Esq.

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